Income Taxes - Income tax expense (benefit) recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense
Current period	$ 155	$ 48,808	$ 102,297
Adjustment for prior periods	(2,614)	(2,723)	12
Current tax expense (income) and adjustments for current tax of prior periods	(2,459)	46,085	102,309
Deferred tax expense
Origination and reversal of temporary differences	2,436	(5,742)	310
Investment tax credits and operating loss carryforward	(5,005)	755	8,038
Deferred tax expense	(2,569)	(4,987)	8,348
Total income tax expense (benefit)	$ (5,028)	$ 41,098	$ 110,657